INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Details Narrative)	9 Months Ended
Sep. 30, 2024
Investments In Available For Sale Securities At Fair Value
Investment portfolio maturity period	20 years